Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
10.	Accrued liabilities and other current liabilities

	As of December 31
	2021	2022

	(in thousands)
Salary and welfare payable	3,810	3,616
Other tax payables	8,515	350
Other current liabilities (Note a)	2,520	—
Accrued listing expenses (Note b)	5,228	4,963
Others	542	3,926

Total	20,615	12,855

Note a: The amounts as of December 31, 2021 represent the government grants received in advance, which has been recognized in “other income” in 2022, as the conditions for grants had been fulfilled during the year ended December 31,2022.
Note b: The amount represents incremental costs directly attributable to the Company’s initial public offering payable by the Group.